EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS 10Q	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS [Abstract]
EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS
NOTE 10. EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS

A summary of equity activity for the three months ended March 31, 2014, (in thousands, except share data) follows.

	Common Stock		Accumulated	Accumulated Other Comprehensive	Total
	Shares	Amount	Deficit	Loss	Equity
Balance, December 31, 2013	2,832,014	$227,513	$(219,441)	$(2,236)	$5,836
Share-based compensation, options	-	78	-	-	78
Stock and warrant offering proceeds, net	162,586	764	-	-	764
Warrant issued in private placement offering	-	430	-	-	430
Foreign currency translation	-	-	-	204	204
Net loss	-	-	(1,865)	-	(1,865)
Balance, March 31, 2014	2,994,600	$228,785	$(221,306)	$(2,032)	$5,447

In the fourth quarter of 2013, the holders of our subordinated convertible notes agreed to amend their notes to reduce the interest rate to 5% from 10%, change the maturity of the notes to July 2016 (if there was a different maturity date) and to remove the conversion feature and antidilution protections upon the closing of an equity raise in excess of $7.0 million (Modification).  Concurrently, certain warrant holders agreed to exchange warrants to purchase 496,060 shares of common stock for the future issuance of 1,554,734 shares of our common stock (Exchange).  Most of the warrants impacted (warrants to purchase 441,395 shares) were warrants issued to the note holders when their notes were originally issued and had contained antidilution protections which caused them to be carried at fair value on our balances sheets.  The former warrant holders committed to exchange their warrants, which were cancelled upon our closing an equity raise in the fourth quarter of 2013; however, the shares will not be issued until after shareholders vote to approve an increase in our authorized shares of common stock and to approve the transaction, if necessary under Nasdaq rules.  If we do not issue shares of common stock to the former warrant holders by July 1, 2014, the interest rate on the notes will increase to 10%.

In connection with the January 2014 acquisition of H&N, we issued convertible promissory notes in the face amount of $3.3 million.  We have the option to pay principal and accrued interest under the notes in either cash or in our common stock, however, if we issue shares to our former warrants holders under the terms of the Exchange, then we must settle any outstanding balance on the notes at that time through the issuance of shares of our common stock.  The number of shares issued to the former H&N shareholders under the notes will be based on the volume weighted average price of our common stock for the thirty trading days ending on the second business day immediately before our election to pay the note in shares of our common stock, but in no event shall such price be lower than $6.00 or higher than $12.00.  If we elect to pay the note in cash, we agree to make equal quarterly payments commencing on March 31, 2015, and ending on December 31, 2018.  Interest accumulates at the annual rates of 1% until January 2015, 5% from February 2015 until January 2016 and 10% after January 2016.  We recorded the notes at their $2.2 million fair value and the conversion features at their $0.5 million fair value on the date of issuance.  We are accreting the notes to their face amounts at an effective interest rate of 18.9%.  If and when the notes convert, we expect to recognize other income (expense) for the difference between the fair value of the shares issued and the carrying amount of the notes and related conversion feature at the time of conversion.

In January 2014, the underwriters exercised their overallotment rights related to our fourth quarter 2013 secondary public offering.   We issued and sold 162,586 shares of common stock for $5.24 per share and publicly traded warrants to purchase 162,586 shares of common stock for $0.01 per underlying share.  In connection with the overallotment exercise, the underwriters on the offering also received a warrant for the purchase of 8,130 shares, at an exercise price of $6.55 per share, which expires in December 2018.  The net proceeds from the offering were $0.8 million, after deducting underwriting discounts and commissions and other offering expenses of $0.1 million, and are included in equity.

In March 2014, we completed a private placement offering.  We issued convertible notes in the principal amount of $4.9 million and warrants for the purchase of up to 1,399,614 shares of common stock.  The notes are due in July 2016, bear interest at 5% interest and automatically convert at a conversion price of $5.25, upon shareholders voting to approve an increase in our authorized shares of common stock.  The warrants have an exercise price of $5.25 per share and expire in March 2019.  We contributed $1.0 million of the $4.3 million proceeds, net of $0.6 million of costs, to Nutra SA, and intend to use the remainder of the proceeds for capital projects in the United States and for general corporate purposes.  On a fully diluted basis, at issuance we had available shares of common stock only for 15.8% of the shares underlying the Warrants.  To the extent there were available shares, we allocated proceeds to equity for the Warrants ($0.4 million).  We recorded a derivative liability for the warrants to the extent there were not available shares ($4.0 million).  We recorded $1.1 million in financing expense on the transaction, representing the excess of the amounts recorded for the warrants over the net proceeds from the offering.  The convertible notes issued in the offering were initially recorded with a discount equal to the face amount of the notes.  If and when the notes convert, we expect to recognize interest expense of $3.3 million and to increase common stock $3.3 million.

We have certain warrant agreements in effect for outstanding liability warrants that contain antidilution clauses.  Under the antidilution clauses, in the event of equity issuances, we may be required to lower the exercise price on liability warrants and increase the number of shares underlying liability warrants.  Equity issuances may include issuances of our common stock, certain awards of options to employees, and issuances of warrants and/or other convertible instruments below a certain exercise price.

NOTE 10. EQUITY AND SHARE-BASED COMPENSATION

On October 28, 2013, our board of directors approved a 1 for 200 reverse split of our common stock.  We began trading on a post-split basis on November 18, 2013.  All share and per share information has been retrospectively adjusted for all prior periods presented giving retroactive effect to the reverse stock split.  Such adjustments include calculations of our weighted averages number of shares outstanding and loss per share, as well as disclosures regarding our share-based compensation and convertible debt.

We have never declared or paid dividends on our common stock and have no plans to pay dividends in the foreseeable future.  Pursuant to the terms of the senior convertible debentures, we may not pay any dividends while a debenture is outstanding.  Cash provided by operations in our Brazil segment is generally unavailable for distribution to our Corporate and USA segments pursuant to the terms of the limited liability company agreement for Nutra SA.

In June 2013, our shareholders approved an increase in the number of our authorized shares of common stock from 2,500,000 to 6,000,000.

In December 2013, we completed a secondary public offering in which we issued and sold 1,714,286 shares of common stock for $5.24 per share and publicly traded warrants to purchase 1,714,286 shares of common stock for $0.01 per underlying share.  The net proceeds from the offering were $7.6 million after deducting underwriting discounts and commissions of $0.7 million and other offering expenses of approximately $1.4 million.  The publicly traded warrants have an exercise price of $6.55 per share and expire in December 2018.  The underwriters on the offering also received a warrant for the purchase of 85,715 shares, at an exercise price of $6.55 per share, which expires in December 2018.

In January 2014, the underwriters exercised their overallotment rights and we issued and sold an additional 162,586 shares of common stock for $5.24 per share and additional publicly traded warrants to purchase 162,586 shares of common stock for $0.01 per underlying share. In connection with the overallotment exercise, the underwriter on the offering also received a warrant for the purchase of 8,130 shares, at an exercise price of $6.55 per share, which expires in December 2018.

In March 2014, we completed a private placement offering.  We issued convertible notes in the principal amount of $4.9 million and warrants for the purchase of up to 1,399,614 shares of common stock.  The notes are due in July 2016, bear interest at 5% interest and automatically convert at a conversion price of $5.25, upon shareholders voting to approve an increase in our authorized shares of common stock.  The warrants have an exercise price of $5.25 per share and expire in March 2019.  We contributed $1.0 million of the $4.6 million gross proceeds to Nutra SA, and intend to use the remainder of the proceeds for capital project in the United States and for general corporate purposes.

A summary of stock option and warrant activity for 2013 and 2012 follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2012	192,944	$54.00	6.3	233,947	$208.00	1.7
Granted	29,060	30.00		423,782	20.00
Impact of anti-dilution clauses	-	NA		518,720	NA
Impact of amendment	-	NA		78,215	NA
Exercised	-	NA		(25,015)	20.00
Forfeited, expired or cancelled	(52,750)	68.00		(422,880)	86.00
Outstanding, December 31, 2012	169,254	32.00	6.3	806,769	24.00	3.5
Granted or issued	40,000	15.38		1,859,111	6.85
Impact of anti-dilution clauses	-	NA		385,292	NA
Impact of amendment	-	NA		(496,061)	NA
Exercised	-	NA		-	-
Forfeited, expired or cancelled	(29,817)	50.58		(148,829)	66.92
Outstanding, December 31, 2013	179,437	$24.28	6.2	2,406,282	$6.33	4.5
Exercisable, December 31, 2013	157,012	$25.23	5.9	2,320,567	$6.32	4.4

Options

Our board of directors adopted our 2010 Equity Incentive Plan (2010 Plan) in February 2010.  A total of 125,000 shares of common stock were initially reserved for issuance under the 2010 Plan.  The amount reserved increases annually each January 1st by 5% of the outstanding shares as of the prior December 31st.  Additionally, in 2011 the board approved a 40,000 increase in the number of shares of common stock reserved under the plan.  In 2013, the board froze the plan and there are no longer any shares reserved for future issuance under the 2010 Plan.

Under the terms of the 2010 Plan, we could grant options to purchase common stock and shares of common stock to officers, directors, employees or consultants providing services on such terms as are determined by the board of directors.  Our board of directors administered the 2010 Plan, determined vesting schedules on plan awards and could accelerate the vesting schedules for award recipients.  The options granted under the 2010 Plan have terms of up to 10 years.  There are no longer any shares reserved for future issuance under the 2010 Plan.

Our board of directors adopted the 2005 Equity Incentive Plan (2005 Plan) in May 2005 and our shareholders approved the 2005 Plan in September 2005.  Under the terms of the 2005 Plan, we could grant options to purchase common stock and shares of common stock to officers, directors, employees or consultants providing services on such terms as are determined by the board of directors.  Options granted under the 2005 Plan have terms of up to 10 years.  There are no longer any shares reserved for future issuance under the 2005 Plan.

We have outstanding a total of 17,384 options awarded to current and former directors, employees and consultants at various times beginning in 2004 through 2009 that do not fall under the plans described above.  Expiration periods, typically ten years, and other terms of these non-plan specific options are not materially different from those issued under the 2010 Plan and 2005 Plan.

Share-based compensation expenses related to options are included in selling, general and administrative expenses in the statements of operations, and consisted of the following (in thousands):

	2013	2012
Consultants	$16	$42
Directors	262	285
Employees	127	152
Executive officers	133	444
Total share-based compensation expense, options	$538	$923

A summary of stock option and warrant activity for 2013 and 2012 follows.

	Options			Equity and Liability Warrants
	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Shares Under Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, January 1, 2012	192,944	$54.00	6.3	233,947	$208.00	1.7
Granted	29,060	30.00		423,782	20.00
Impact of anti-dilution clauses	-	NA		518,720	NA
Impact of amendment	-	NA		78,215	NA
Exercised	-	NA		(25,015)	20.00
Forfeited, expired or cancelled	(52,750)	68.00		(422,880)	86.00
Outstanding, December 31, 2012	169,254	32.00	6.3	806,769	24.00	3.5
Granted or issued	40,000	15.38		1,859,111	6.85
Impact of anti-dilution clauses	-	NA		385,292	NA
Impact of amendment	-	NA		(496,061)	NA
Exercised	-	NA		-	-
Forfeited, expired or cancelled	(29,817)	50.58		(148,829)	66.92
Outstanding, December 31, 2013	179,437	$24.28	6.2	2,406,282	$6.33	4.5
Exercisable, December 31, 2013	157,012	$25.23	5.9	2,320,567	$6.32	4.4

As of December 31, 2013, our outstanding options have no intrinsic value.  The average fair value of options granted was $11.18 per share in 2013 and $20.00 per share in 2012.  The following are the assumptions used in valuing stock options:

	2013	2012

Assumed volatility	119.2%-122.3%	104.4%-113.3%
	(121.1% weighted average)	(109.2% weighted average)
Assumed risk free interest rate	0.7%-1.4%	0.2%-1.0%
	(0.9% weighted average)	(0.9% weighted average)
Average expected life of options (in years)	6.2	6.1
Expected dividends	-	-
Forfeiture rate	5%	5%

The following table summarizes information related to outstanding and exercisable options:

	As of December 31, 2013
	Outstanding			Exercisable
Range of Exercise Prices	Shares Underlying Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Shares Underlying Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$6.00 to $16.00	135,989	7.0	$15.82	114,636	6.8	$16.00
$28.00	1,457	7.2	28.00	1,457	8.2	28.00
$40.00	23,991	4.8	40.00	23,991	4.8	40.00
$60.00	15,000	1.0	60.00	15,000	1.0	60.00
$74.00	2,500	7.2	74.00	1,428	7.2	74.00
$242.00	500	2.0	242.00	500	2.0	242.00
$16.00 to $242.00	179,437	6.2	$24.28	157,012	5.9	$25.23

In April 2013, our board increased the number of shares of common stock that each non-employee director automatically receives annually each January 1 under our 2010 Equity Incentive Plan from 1,250 to 5,000 shares.  In connection with the increase in the automatic director grant, in April 2013, our board granted each of our five non-employee directors a stock option to purchase up to 3,750 shares of common stock.  Each option has an exercise price of $16.00 per share, vests in nine equal monthly installments ending December 31, 2013, and expires in April 2023.  In January 2013, we issued each of those five non-employee directors an option for the purchase of up to 1,250 shares of common stock under the non-employee director automatic grant provision.  Each option has an exercise price of $16.00 per share, vests in twelve equal monthly installments ending December 2013, and expires in January 2023.

In April 2013, the Board granted each of the two directors serving on the strategic committee and consulting special counsel each a stock option to purchase up to 1,250 shares of common stock.  Each option has an exercise price of $16.00 per share, vests in twelve equal monthly installments ending in March 2014 and expires in April 2018.

In 2012, we issued 15,022 shares of common stock to retiring directors in exchange for the surrender of vested stock options exercisable for 23,710 shares of common stock.  The fair value of the options surrendered on the date of the stock issuances was $0.3 million and fair value of the stock at issuances was $0.3 million.

For 2012, our non-employee directors agreed to accept stock options in lieu of cash representing one half of the board retainer fees to which they otherwise would have been entitled.  As a result, we issued options for the purchase of 6,090 shares of common stock in 2012, at an exercise price of $28.00 per share.  The stock options vested in installments during 2012.  The $0.2 million grant date fair value of the options equaled the cash fees to which the directors were otherwise entitled.

In 2012, our three executive officers agreed to accept stock options in lieu of receiving their full salary in cash.  Our three executive officers received cash equal to either 83.3% or 90.0% of their stated contract salary, as detailed in their employment agreements, and these officers were collectively issued stock options for the purchase of up to 4,263 shares of common stock at an exercise price equal to $24.00 per share.  The options vested in installments during 2012.  The $0.1 million grant date fair value of the options equaled the officers’ salary forbearance.

In 2012, we lowered the exercise price on outstanding options held by certain employees for the purchase of up to 108,588 shares of common stock to $16.00 per share from an average exercise price of $38.00 per share.  The stock price on the date of the re-pricing was $14.00 per share.  No other terms of the options were modified.  We recorded expense of less than $0.1 million in 2012, representing the difference between the fair value of the options before and after the modification.  Total unrecognized compensation increased less than $0.1 million as a result of the modification.

Warrants

We have outstanding warrants classified as equity (equity warrants) and others classified as derivative warrant liability (liability warrants).  We have certain warrant agreements in effect for outstanding liability warrants that contain antidilution clauses.  Under the antidilution clauses, in the event of equity issuances, we may be required to lower the exercise price on liability warrants and increase the number of shares underlying liability warrants.  Equity issuances may include issuances of our common stock, certain awards of options to employees, and issuances of warrants and/or other convertible instruments below a certain exercise price.

Certain equity issuance in 2013 and 2012 triggered the antidilution clauses in certain liability warrants and, as a result, we were required to lower the exercise price and increase the number of shares underlying certain liability warrants.  In addition, certain amendments required us to lower the exercise price and increase the numbers of shares underlying certain warrants.

	Equity Warrants			Liability Warrants
	Shares Underlying	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Shares Underlying	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Balance, January 1, 2011	17,372	3.5	$60.00	216,575	1.5	$220.00
Granted	-		-	423,782		20.00
Impact of antidilution clauses	-		-	518,720		NA
Impact of amendment	-		-	78,215		NA
Exercised	-		-	(25,015)		20.00
Forfeited, expired or cancelled	(11,616)		44.00	(411,264)		88.00
Outstanding, December 31, 2012	5,756	2.4	90.00	801,013	3.5	24.00
Granted	1,820,711		6.66	38,400		16.00
Impact of antidilution clauses	-		-	385,292		NA
Impact of amendment	(8,711)		-	(487,350)		NA
Exercised	-		-	-		NA
Forfeited, expired or cancelled	(2,722)		137.60	(146,107)		65.60
Outstanding, December 31, 2013	1,815,034	5.0	$6.69	591,248	2.9	$5.24
Exercisable, December 31, 2013	1,729,319	5.0	$6.69	591,248	2.9	$5.24

During the first quarter of 2012, the holder of a liability warrant to purchase 25,016 shares of common stock exercised the warrant on a cashless basis and, as a result, we issued the holder 7,764 shares of our common stock.  We transferred the $0.7 million fair value of the liability warrant as of the date of exercise into equity.

The following table summarizes information related to outstanding and exercisable warrants:

		Outstanding			Exercisable
Range of Exercise Prices	Type of Warrant	Shares Under Warrants	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Shares Under Warrants	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$5.24	Liability	591,248	2.9	$5.24	591,248	2.9	$5.24
$6.55	Equity	1,800,001	5.0	6.55	1,714,286	5.0	6.55
$16.00 to $16.80	Equity	12,004	4.5	16.40	12,004	4.5	16.40
$46.80	Equity	3,029	2.9	46.80	3,029	2.9	46.80
		2,406,282	4.5	$6.33	2,320,567	4.4	$6.32